Cash Equivalents and Investments - Addtional Information (Detail)	Dec. 31, 2021 USD ($)
Cash and Cash Equivalents [Abstract]
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 0